9. Commitments	6 Months Ended
Oct. 31, 2016
Notes
9. Commitments

9. Commitments

On August 26, 2016, the Company entered in consulting agreements with five consultants. Pursuant to the agreements, each consultant is to be compensated by the following:

i)          10% commission on all net revenues derived by the Company through the consultant in the first year

ii)         5% commission on all net revenues derived by the Company through the consultant in year two and three

iii)        180,000 common shares payable on the date of the agreement (see Note 8(d))

iv)       180,000 common shares payable on February 26, 2016 (see Note 10(c))

v)        180,000 common shares payable on August 26, 2017 (see Note 10(c))

vi)       180,000 common shares payable on February 26, 2018. (see Note 10(c))

Either party may terminate the agreement by providing written thirty days notice.

As at October 31, 2016, no commission has been earned, paid, or accrued.